Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Employee benefits expense:
Wages and salaries		$ 5,198		$ 5,017		$ 4,633
Employee share awards		123		127		112
Social security costs		6		5		5
Pension and other post-retirement obligations		442		399		374
Less employee benefits expense classified as exploration and evaluation expenditure		(69)		(61)		(49)
Changes in inventories of finished goods and work in progress		(1,093)		433		(289)
Raw materials and consumables used		6,356		5,950		6,536
Freight and transportation		2,110		2,029		2,270
External services		5,418		5,726		5,795
Third-party commodity purchases		3,171		1,991		1,977
Net foreign exchange losses		184		85		23
Fair value change on derivatives	[1]	130		(58)		84
Government royalties paid and payable		2,887		2,608		3,571
Exploration and evaluation expenditure incurred and expensed in the current period		347		346		399
Depreciation and amortisation expense		6,201		5,540		5,295
Impairment net of reversals:
Net impairment profit or loss		2,406		171
All other operating expenses		2,162		2,074		2,124
Total expenses		35,979		32,319		36,750
(Gain)/loss on disposal of subsidiaries and operations	[2]	(65)		117		(915)
Other income	[3]	(449)		(485)		(370)
Total other income		(514)		(368)		(1,285)
Property, plant and equipment [member]
Impairment net of reversals:
Net impairment profit or loss		2,399	[4]	106	[4]	3,833
Goodwill And Other Intangible Assets [Member]
Impairment net of reversals:
Net impairment profit or loss		$ 7	[5]	$ 2	[5]	$ 57

[1]	Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.
[2]	Includes gain on disposal of the Group’s interest in SolGold following takeover by Jiangxi Copper Company and on the divestment of the Carajás assets in Brazil to a wholly-owned subsidiary of CoreX Holding completed on 2 April 2026 net of the impact of fair value remeasurement of Blackwater and Daunia divestment related contingent consideration. FY2024 mainly relates to the gain on divestment of Blackwater and Daunia mines. Refer to note 3 'Exceptional items' for further information.
[3]	Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling interests and joint arrangements, royalties, insurance recoveries, energy sales and commission income.
[4]	Refer to note 13 'Impairment of non-current assets' for information on impairments.
[5]	Refer to note 13 'Impairment of non-current assets' for information on impairments.